Pensions and other post-retirement benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) employee director chairman	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of defined benefit plans [line items]
Percentage of allowance for promotion-related salary growth (up to)	0.80%
Actuarial assumption of mortality rates
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,432
Effect on pension and other post-retirement benefit expense in 2018, Increase	52
Government issued nominal bondsd
Disclosure of defined benefit plans [line items]
Amount contributed to fair value of plan assets	7,763	$ 5,926	$ 3,196
Government issued index-linked bondsd
Disclosure of defined benefit plans [line items]
Amount contributed to fair value of plan assets	17,593	16,179	9,388
Funded
Disclosure of defined benefit plans [line items]
Aggregate contributions	610	637	651
Expected aggregate contributions	$ 700
United Kingdom
Disclosure of defined benefit plans [line items]
Number of member-nominated directors in trustee board (director) | director	4
Number of company-nominated directors In trustee board (director) | director	4
Number of company-nominated independent directors in trustee board (director) | director	1
Number of company-nominated independent chairman in trustee board (chairman) | chairman	1
Contribution coverage period	5 years
Contractually committed funding for future services	$ 1,275
Percentage of plan asset transfers from equity to bonds investment instrument	12.50%
United Kingdom | Government issued nominal bondsd
Disclosure of defined benefit plans [line items]
Government issued nominal bonds under liability driven investments LDI	$ 4,197	2,588
Amount contributed to fair value of plan assets	4,263	2,663	489
United Kingdom | Government issued index-linked bondsd
Disclosure of defined benefit plans [line items]
Index linked bonds under liability driven investments	17,491	16,177
Amount contributed to fair value of plan assets	$ 17,491	16,177	9,384
US
Disclosure of defined benefit plans [line items]
Number of companies employees serving as investment committee members (employee) | employee	6
Percentage of plan asset transfers from equity to bonds investment instrument	10.00%
US | Government issued nominal bondsd
Disclosure of defined benefit plans [line items]
Amount contributed to fair value of plan assets	$ 2,072	1,777	1,438
US | Government issued index-linked bondsd
Disclosure of defined benefit plans [line items]
Amount contributed to fair value of plan assets	$ 0	$ 0	$ 0